TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Domestic	$ (2,313)	$ 2,134	$ 8,876
Foreign	(2,147)	2,951	1,691
Income (loss) before income taxes	$ (4,460)	$ 5,085	$ 10,567